Intangible Assets	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Intangible Assets
Intangible Assets — The Company's intangible assets as of December 31, 2015, and 2014 primarily reflect intangible assets established from its business acquisitions and are comprised of the following:

•
Emission Allowances — These intangibles primarily consist of SO2 and NOx emission allowances established with the El Segundo and Walnut Creek acquisitions. These emission allowances are held-for-use and are amortized to cost of operations, with NOx allowances amortized on a straight-line basis and SO2 allowances amortized based on units of production.

•
Development rights — Arising primarily from the acquisition of solar businesses in 2010 and 2011, these intangibles are amortized to depreciation and amortization expense on a straight-line basis over the estimated life of the related project portfolio.

•
Customer contracts — Established with the acquisition of NRG Energy Center Phoenix, these intangibles represent the fair value at the acquisition date of contracts that primarily provide chilled water, steam and electricity to its customers. These contracts are amortized to revenues based on expected volumes.

•
Customer relationships — Established with the acquisition of NRG Energy Center Phoenix and NRG Energy Systems, these intangibles represent the fair value at the acquisition date of the businesses' customer base. The customer relationships are amortized to depreciation and amortization expense based on the expected discounted future net cash flows by year.

•
PPAs — Established predominantly with the acquisitions of the Alta Wind Portfolio, Walnut Creek, Tapestry and Laredo Ridge, these represent the fair value of the PPAs acquired. These will be amortized, generally on a straight-line basis, over the term of the PPA.

•
Leasehold Rights — Established with the acquisition of the Alta Wind Portfolio, this represents the fair value of contractual rights to receive royalty payments equal to a percentage of PPA revenue from certain projects. These will be amortized on a straight-line basis.

•
Other — Consists of the acquisition date fair value of the contractual rights to a ground lease for South Trent and to utilize certain interconnection facilities for Blythe, as well as land rights acquired in connection with the acquisition of Elbow Creek.

The following tables summarize the components of intangible assets subject to amortization:

Year ended December 31, 2015	Emission Allowances	Development Rights	Customer Contracts	Customer Relationships	PPAs	Leasehold Rights	Other	Total
		(In millions)
January 1, 2015	$16	$4	$15	$66	$1,269	$86	$6	$1,462
Other	(1)	—	—	—	(6)	—	—	(7)
December 31, 2015	15	4	15	66	1,263	86	6	1,455
Less accumulated amortization	(1)	(1)	(6)	(3)	(75)	(5)	(2)	(93)
Net carrying amount	$14	$3	$9	$63	$1,188	$81	$4	$1,362

Year ended December 31, 2014	Emission Allowances	Development Rights	Customer Contracts	Customer Relationships	PPAs	Leasehold Rights	Other	Total
	(In millions)
January 1, 2014	$8	$4	$15	$66	$14	$—	$6	$113
Acquisition of Alta Wind Portfolio	—	—	—	—	1,092	86	—	1,178
Transfer of January 2015 Drop Down Assets	7	—	—	—	160	—	—	167
Other	1	—	—	—	3	—	—	4
December 31, 2014	16	4	15	66	1,269	86	6	1,462
Less accumulated amortization	—	(1)	(5)	(2)	(26)	(2)	(2)	(38)
Net carrying amount	$16	$3	$10	$64	$1,243	$84	$4	$1,424

The Company recorded amortization of $55 million, $30 million and $4 million during the years ended December 31, 2015, 2014 and 2013. Of these amounts, $54 million and $29 million for the years ended December 31, 2015, and 2014, respectively, were recorded as contra-revenue. The following table presents estimated amortization of the Company's intangible assets for each of the next five years:

Year Ended December 31,	Total
(In millions)
2016	$70
2017	70
2018	71
2019	71
2020	71

The weighted average amortization period related to the intangibles acquired in the year ended December 31, 2015 was 18 years for other intangible assets.
Out-of-market contracts — The out-of-market contract liability represents the out-of-market value of the PPA for the Blythe solar project and Spring Canyon wind projects and the out-of-market value of the land lease for Alta Wind XI Holding Company, LLC, as of their respective acquisition dates. The Blythe solar project's liability of $5 million is recorded to other non-current liabilities and is amortized to revenue on a units-of-production basis over the twenty-year term of the agreement. Spring Canyon's liability of $3 million is recorded to other non-current liabilities and is amortized to revenue on a straight-line basis over the twenty-five year term of the agreement. The Alta Wind XI Holding Company, LLC's liability of $5 million is recorded to other non-current liabilities and is amortized to cost of operations on a straight-line basis over the term of the land lease. At December 31, 2015, accumulated amortization of out-of-market contracts was $3 million and amortization expense was $1 million for the year ended December 31, 2015.